NATURE OF OPERATIONS (Narrative) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Nature Of Operations [Abstract]
Working capital (deficit)	$ (6,908,835)	$ (452,928)	$ (6,922,786)
Accumulated deficit	(72,851,401)	(76,820,943)	(72,776,997)
Cash from operating activities	$ 904,620	$ 1,365,653	$ 3,261,255